Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	930,537,582.40	35,610
Yield Supplement Overcollateralization Amount 08/31/21	32,228,223.84	0
Receivables Balance 08/31/21	962,765,806.24	35,610
Principal Payments	31,138,163.67	582
Defaulted Receivables	872,535.94	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	30,733,928.83	0
Pool Balance at 09/30/21	900,021,177.80	34,993

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.39%
Prepayment ABS Speed	1.56%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,530,737.33	194
Past Due 61-90 days	1,874,361.66	73
Past Due 91-120 days	307,550.38	16
Past Due 121+ days	0.00	0
Total	7,712,649.37	283

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	522,839.08
Aggregate Net Losses/(Gains) - September 2021	349,696.86
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.44%
Prior Net Losses Ratio	0.20%
Second Prior Net Losses Ratio	0.05%
Third Prior Net Losses Ratio	0.01%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	10,350,243.54
Actual Overcollateralization	10,350,243.54
Weighted Average Contract Rate	4.03%
Weighted Average Contract Rate, Yield Adjusted	5.56%
Weighted Average Remaining Term	58.89

Flow of Funds	$ Amount
Collections	34,899,859.14
Investment Earnings on Cash Accounts	79.35
Servicing Fee	(802,304.84)
Transfer to Collection Account	-
Available Funds	34,097,633.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	249,345.74
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,855,222.40
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,350,243.54
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,638,000.97

Total Distributions of Available Funds	34,097,633.65

Servicing Fee	802,304.84
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 09/15/21	919,836,400.20
Principal Paid	30,165,465.94
Note Balance @ 10/15/21	889,670,934.26

Class A-1
Note Balance @ 09/15/21	39,136,400.20
Principal Paid	30,165,465.94
Note Balance @ 10/15/21	8,970,934.26
Note Factor @ 10/15/21	4.9700467%

Class A-2
Note Balance @ 09/15/21	368,090,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	368,090,000.00
Note Factor @ 10/15/21	100.0000000%

Class A-3
Note Balance @ 09/15/21	368,080,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	368,080,000.00
Note Factor @ 10/15/21	100.0000000%

Class A-4
Note Balance @ 09/15/21	96,650,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	96,650,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	31,920,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	31,920,000.00
Note Factor @ 10/15/21	100.0000000%

Class C
Note Balance @ 09/15/21	15,960,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	15,960,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	294,166.74
Total Principal Paid	30,165,465.94
Total Paid	30,459,632.68

Class A-1
Coupon	0.11025%
Interest Paid	3,595.66
Principal Paid	30,165,465.94
Total Paid to A-1 Holders	30,169,061.60

Class A-2
Coupon	0.20000%
Interest Paid	61,348.33
Principal Paid	0.00
Total Paid to A-2 Holders	61,348.33

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2772020
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.4258066
Total Distribution Amount	28.7030086

A-1 Interest Distribution Amount	0.0199206
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	167.1216950
Total A-1 Distribution Amount	167.1416156

A-2 Interest Distribution Amount	0.1666667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1666667

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	127.80
Noteholders' Third Priority Principal Distributable Amount	529.08
Noteholders' Principal Distributable Amount	343.12

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	2,659,652.60
Investment Earnings	54.90
Investment Earnings Paid	(54.90)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,021,647.77	$5,441,359.06	$5,583,368.58
Number of Extensions	164	166	172
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.55%	0.54%